Third party reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Third party reinsurance
Schedule of effects of reinsurance

	2017	2016	2015
	(Millions)
Written premiums:
Direct	$450.2	$368.5	$293.7
Assumed	989.1	900.5	866.8
Gross written premiums	1,439.3	1,269.0	1,160.5
Ceded	(349.1)	(330.9)	(312.9)
Net written premiums	$1,090.2	$938.1	$847.6
Earned premiums:
Direct	$405.7	$351.6	$277.8
Assumed	942.2	877.7	868.3
Gross earned premiums	1,347.9	1,229.3	1,146.1
Ceded	(312.6)	(339.2)	(299.1)
Net earned premiums	$1,035.3	$890.1	$847.0
Losses and LAE:
Direct	$294.9	$216.9	$151.3
Assumed	701.3	463.8	391.9
Gross losses and LAE	996.2	680.7	543.2
Ceded	(185.0)	(161.4)	(120.5)
Net losses and LAE	$811.2	$519.3	$422.7

Schedule of industry loss warranty contracts

Sirius Group periodically purchases industry loss warranty (“ILW”) contracts to augment its overall retrocessional program. The following ILW contracts were in force as at December 31, 2017:

Scope	Limit	Trigger	Expiration Date
European wind & flood	$7.5 million	$7.5 billion	April 30, 2018
European all natural perils	$15.0 million	$15.0 billion	May 31, 2018(1)
United States all natural peril, excluding North East	$5.0 million	$40.0 billion	June 30, 2018
United States, European, Japan wind & earthquake	$18.0 million	$5.0 - $10.0 billion	December 31, 2018(2)
(1)	Second event aggregate excess cover.
(2)	Multiple layer covers.

Schedule of WTM covers purchased in connection with the CMIG International acquisition

The following table summarizes the WTM Covers purchased in connection with the CMIG International acquisition that expired in 2016:

Scope	Limit	Industry Loss Trigger
United States first event	$75.0 million	$40.0 billion
United States first event	$22.5 million	$50.0 billion
United States second event	$45.0 million	$15.0 billion
Japan first event	$25.0 million	$12.5 billion

Schedule of gross, net recoverable amounts and percentage of total recoverables

	December 31, 2017
Rating(1)	Gross	Collateral	Net	% of Net Total
AA	$116.9	$1.0	$115.9	43%
A	153.9	27.9	126.0	46%
BBB+	—	—	—	—%
BBB or lower	13.4	12.5	0.9	1%
Not rated	53.0	23.9	29.1	10%
Total	$337.2	$65.3	$271.9	100%
(1)	Standard & Poor’s ratings as detailed above are: “AA” (Very strong), “A” (Strong), and “BBB+” and “BBB” (Adequate).

	December 31, 2016
Rating(1)	Gross	Collateral	Net	% of Net Total
AA	$97.4	$1.1	$96.3	40%
A	139.7	20.3	119.4	49%
BBB+	3.5	3.2	0.3	—%
BBB or lower	7.3	5.4	1.9	1%
Not rated	60.7	37.1	23.6	10%
Total	$308.6	$67.1	$241.5	100%
(1)	Standard & Poor’s ratings as detailed above are: “AA” (Very strong), “A” (Strong), and “BBB+” and “BBB” (Adequate).

Schedule of highest gross recoverable amounts and percentage of total recoverable amount by reinsurer

	December 31, 2017
	Balance	% of Total	S&P Rating	% Collateralized
	(Millions)
Reinsurer:
Swiss Reinsurance Company Ltd.	$45.5	13%	AA−	—%
Berkshire Hathaway, Inc.	41.1	12%	AA+	—%
Lloyd’s of London	19.4	6%	A+	16%
Argo Capital Group Ltd.	18.2	5%	A−	78%
General Insurance Corporation of India	17.3	5%	AA	11%

	December 31, 2016
	Balance	% of Total	S&P Rating	% Collateralized
	(Millions)
Reinsurer:
Berkshire Hathaway, Inc.	$54.1	18%	AA+	—%
Swiss Reinsurance Company Ltd.	21.1	7%	AA−	—%
Lloyd’s of London	18.2	6%	A+	9%
Argo Capital Group Ltd.	14.4	5%	A−	108%
International Medical Insurance Company(1)	13.0	4%	Not Rated	31%
(1)	International Medical Insurance Company was acquired in 2017 as part of the acquisition of IMG.(See Note 3.)